October 14, 2016

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM VARIABLE PRODUCT TRUST

1933 ACT REGISTRATION NO. 333-22467

1940 ACT REGISTRATION NO. 811-08073

In accordance with General Instruction C(3)(g)(ii) of Form N-1A and pursuant to Rule 497(e) of Regulation C under the Securities Act of 1933, State Farm Variable Product Trust (the “Registrant”) is filing herewith in Interactive Date File format using eXtensible Business Reporting Language information required by Form N-1A, Item 4, with respect to certain series of the Registrant.

Please contact the undersigned if you should have any questions concerning this filing.

Sincerely,

/s/ David Moore
David Moore Assistant Secretary (309) 766-1908